Consolidated income statements (Parenthetical) - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share attributable to the owners of the parent
Basic	€ 0.11	€ (0.04)	€ 0.23
Diluted	€ 0.11	€ (0.04)	€ 0.23